Cover	12 Months Ended
Mar. 31, 2024 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Mar. 31, 2024
Current Fiscal Year End Date	--03-31
Entity File Number	001-39498
Entity Registrant Name	LIGHTSPEED COMMERCE INC.
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	700 Saint-Antoine Street East, Suite 300
Entity Address, City or Town	Montréal
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H2Y 1A6
City Area Code	(514)
Local Phone Number	907-1801
Title of 12(b) Security	Subordinate Voting Shares
Trading Symbol	LSPD
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	153,547,616
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	false
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Central Index Key	0001823306
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	251 Little Falls Drive
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808-1674
City Area Code	(302)
Local Phone Number	636-5400
Contact Personnel Name	Corporation Service Company